Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income from continuing operations before income taxes, share of income of affiliates, net		¥ 413,241	$ 56,615	¥ 349,818	¥ 196,335
PRC statutory tax rate		25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ 103,310		¥ 87,455	¥ 49,084
Entertainment		703		2,417	2,099
Impairment on goodwill		93,537
Provision for expected credit losses on other receivables		11,940
Other		1,434		340	479
Effect of tax holidays on concessionary rates granted to PRC entities		(507)		(9,956)	(12,671)
Effect of different tax rates of subsidiaries operating in other jurisdictions		(135,440)		4,110	2,342
Change in valuation allowance		20,179		2,713	40,501
Utilized of Deferred income tax for dividend distribution		(2,500)
Effect of non-taxable (income) loss	[1]	29,969		(25,709)	(4,620)
Unrecognized tax benefits arising from certain transfer pricing arrangements		(4,744)		(2,279)	(36,566)
Deferred income tax reverse		(18,800)
Other		(366)		311	368
Income tax expense		¥ 98,715	$ 13,524	¥ 59,402	¥ 41,016

[1]	The effect of non-taxable income for years ended December 31, 2022 represents an income tax exemption according to the Notice (Cai Shui [2002] No. 128) promulgated by the State Administration of Taxation and Ministry of Finance in China on dividend income derived from a purchased open-end securities investment fund product that the Group recorded as short term investment. The effect of non-taxable income for the year ended December 31, 2023 is primarily relating to the non-taxable gains from changes in fair value of equity interests held by the Group. The effect of non-taxable loss for the year ended December 31, 2024 is primarily relating to the non-taxable loss from changes in fair value of equity interests held by the Group.